CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 963,938	$ 158,792
Restricted cash	638	163
Short-term investments	102,134	20,976
Accounts receivable, net	32,701	12,316
Notes receivable	1,393	9,126
Inventories, net	62,582	42,267
Prepayments and other current assets	27,882	4,393
Total current assets	1,191,268	248,033
Non-current assets:
Property, equipment and software, net	6,805	4,374
Operating lease right-of-use assets, net	22,181	12,267
Long-term investments	26,078	920
Other non-current assets	1,818	1,729
Total non-current assets	56,882	19,290
Total assets	1,248,150	267,323
Current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of 778 and 1,221 as of December 31, 2020 and 2021, respectively):
Accounts payable	12,212	23,159
Advance from customers	31,088	27,078
Deferred revenue, current	9,254	3,468
Accruals and other current liabilities	50,847	31,738
Income tax payable		159
Lease liabilities, current	5,697	6,326
Total current liabilities	109,098	91,928
Non-current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of nil and 38 as of December 31, 2020 and 2021, respectively):
Lease liabilities, non-current	16,048	5,688
Deferred revenue, non-current	859	707
Other non-current liabilities	8,484
Total non-current liabilities	25,391	6,395
Total liabilities	134,489	98,323
Commitments and Contingencies
Mezzanine equity
Total mezzanine equity		333,667
Shareholders' (deficit)/equity:
Treasury stock (US$0.00005 par value; nil and 11,604,808 shares as of December 31, 2020 and 2021, respectively)	(46,930)
Additional paid-in capital	1,526,140	27,315
Subscription receivables from shareholders		0
Accumulated other comprehensive income	2,320	481
Accumulated deficit	(367,898)	(192,474)
Total shareholders' (deficit)/equity	1,113,661	(164,667)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	1,248,150	267,323
Series A convertible preferred shares
Mezzanine equity
Total mezzanine equity		9,000
Series A-1 convertible preferred shares
Mezzanine equity
Total mezzanine equity		2,680
Series B convertible preferred shares
Mezzanine equity
Total mezzanine equity		29,000
Series C convertible preferred shares
Mezzanine equity
Total mezzanine equity		115,007
Series D convertible preferred shares
Mezzanine equity
Total mezzanine equity		177,980
Common Stock
Shareholders' (deficit)/equity:
Ordinary shares		$ 11
Common Class A
Shareholders' (deficit)/equity:
Ordinary shares	25
Common Class B
Shareholders' (deficit)/equity:
Ordinary shares	$ 4